Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Accounts Receivable, Net
7.	Accounts Receivable, Net

	As of December 31,
	2016	2017
	NT$	NT$
Accounts receivable	17,359,584	16,873,044
Less: Allowance for sales discounts	(3,006)	—
Allowance for doubtful accounts	(1,695)	(11,933)

	17,354,883	16,861,111

The Group assessed the carrying value of receivables mentioned above are highly likely to be recovered; therefore, the credit risk is low. Please refer to Note 35 B for relevant analysis.

Movements on the Group’s allowance for doubtful accounts are as follows:

	For the years ended December 31,
	2016	2017
	NT$	NT$
Balance as of January 1	1,695	1,695
Allowance for doubtful accounts	—	11,911
Write-offs	—	(1,673)

Balance as of December 31	1,695	11,933

The above movement of allowance for doubtful accounts is based on individual provision.